STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 21	€ 163
Property, plant and equipment	8,256	9,386
Non-current financial assets	505	529
Total non-current assets	8,782	10,078
Current assets
Trade receivables	62	11
Other current assets	6,035	11,022
Cash and cash equivalents	119,151	35,094
Total current assets	125,248	46,127
TOTAL ASSETS	134,030	56,205
Shareholders’ equity
Share capital	1,033	672
Premiums related to share capital	255,735	153,139
Accumulated other comprehensive income	555	433
Treasury shares	(196)	(169)
Reserve	(153,069)	(105,069)
Net loss for the period	(33,590)	(50,915)
Total shareholders’ equity	70,468	(1,908)
Non-current liabilities
Non-current provisions	414	331
Non-current financial liabilities	44,107	43,435
Total non-current liabilities	44,522	43,766
Current liabilities
Current provisions	40	164
Current financial liabilities	4,872	1,091
Trade payables and other payables	7,106	7,770
Other current liabilities	7,022	5,322
Total current liabilities	19,041	14,347
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 134,030	€ 56,205